Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2020
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows
Standardized Measure of Discounted Future Net Cash Flows
The standardized measure of discounted future net cash flows related to proved oil and gas reserves at December 31, 2020, 2019 and 2018 is based on the prices used in estimating the Group’s proved oil and gas reserves, year-end
costs, currently enacted tax rates related to existing proved oil and gas reserves and a 10% annual discount factor. “Future cash inflows” are net of value-added taxes. Corporate income taxes are included in “future income tax expense”. Other taxes are included in “future production costs” as production taxes.
The standardized measure of discounted future net cash flows related to proved oil and gas reserves at December 31, 2020, 2019 and 2018 is as follows:

RMB
The Group
At December 31, 2020
Future cash inflows	4,366,906
Future production costs	(1,470,460)
Future development costs	(445,462)
Future income tax expense	(441,668)

Future net cash flows	2,009,316
Discount at 10% for estimated timing of cash flows	(947,035)

Standardized measure of discounted future net cash flows	1,062,281

RMB
The Group
At December 31, 2019
Future cash inflows	5,872,624
Future production costs	(1,947,039)
Future development costs	(640,281)
Future income tax expense	(746,506)

Future net cash flows	2,538,798
Discount at 10% for estimated timing of cash flows	(1,213,729)

Standardized measure of discounted future net cash flows	1,325,069

RMB
The Group
At December 31, 2018
Future cash inflows	6,234,378
Future production costs	(2,087,979)
Future development costs	(556,893)
Future income tax expense	(809,594)

Future net cash flows	2,779,912
Discount at 10% for estimated timing of cash flows	(1,397,846)

Standardized measure of discounted future net cash flows	1,382,066

At December 31, 2020, RMB 1,028,640 (December 31, 2019: RMB 1,278,180, December 31, 2018: RMB 1,320,478) of standardized measure of discounted future net cash flows related to proved oil and gas reserves located within mainland China and RMB 33,641 (December 31, 2019: RMB 46,889 , December 31, 2018: RMB 61,588 ) of standardized measure of discounted future net cash flows related to proved oil and gas reserves located overseas.
Share of standardized measure of discounted future net cash flows of associates and joint ventures:

December 31, 2020	8,573
December 31, 2019	20,356
December 31, 2018	24,805